Segment Information (Tables)	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets	The total of non-current assets other than financial instruments and deferred tax assets, broken down by location of the assets:
	30 June 2024 $	30 June 2023 $
Geographical information
United States	-	-
Austria	50,609,184	34,753,099
	50,609,184	34,753,099